Consolidated Balance Sheets (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,550,165		$ 6,328,753		$ 15,117,172
Accounts receivable	413,285		307,759		29,382
Inventories, net	448,804		495,486		745,008
Prepaid expenses and other current assets	291,600		134,567		186,138
Total current assets	5,703,854		7,266,565		16,077,700
Property and equipment, net	670,710		874,062		1,714,090
Other assets	716,697		756,831		852,093
Total assets	7,091,261		8,897,458		18,643,883
Current liabilities:
Accounts payable	610,874		474,436		772,411
Accrued payroll and related costs	302,855		235,404		646,715
Other accrued expenses	1,313,124		1,063,813		682,284
Total current liabilities	2,226,853		1,773,653		2,101,410
Long-term debt, net of current portion	4,229,232		3,393,159		1,405,967
Derivative liabilities	2,801,901		2,208,184		5,967,330
Total liabilities	9,257,986		7,374,996		9,474,707
Commitments and contingencies (Notes 5 and 16)
Stockholders’ equity:
Series A, B and C convertible preference shares of subsidiary	6,117,134		6,117,134		6,117,134
Preferred Stock	9,838,569	[1]	9,838,569	[2]	9,838,569	[3]
Common Stock	41,681	[4]	41,681	[5]	41,619	[6]
Additional paid-in capital	49,997,148		49,892,346		49,504,516
Accumulated deficit	(68,353,407)		(64,571,897)		(56,395,235)
Accumulated other comprehensive income	192,150		204,629		62,573
Total stockholders’ equity	(2,166,725)		1,522,462		9,169,176
Total liabilities and stockholders’ equity	$ 7,091,261		$ 8,897,458		$ 18,643,883

[1]	$0.001 par value; 10,000,000 shares authorized; 2,937,500 shares issued and outstanding at March 31, 2013
[2]	$0.001 par value; 10,000,000 shares authorized; 2,937,500 shares issued and outstanding at December 31, 2012
[3]	$0.001 par value; 10,000,000 shares authorized; 2,937,500 shares issued and outstanding at December 31, 2011
[4]	$0.001 par value; 300,000,000 shares authorized; 41,680,902 shares issued and outstanding at March 31, 2013
[5]	$0.001 par value; 300,000,000 shares authorized; 41,680,902 shares issued and outstanding at December 31, 2012
[6]	$0.001 par value; 300,000,000 shares authorized; 41,619,402 shares issued and outstanding at December 31, 2011